[SHIP LOGO VANGUARD(R)]

                          VANGUARD(R) WINDSOR(TM) FUND
              SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2006

Effective immediately, the Plain Talk About The Fund's Portfolio Managers is restated as follows:

                                PLAIN TALK ABOUT
                          The Fund's Portfolio Managers

The managers primarily responsible for the day-to-day management of the Fund are:

David R. Fassnacht, CFA, Senior Vice President and Partner of Wellington Management. He has worked in investment management since 1988; has been with Wellington Management since 1991; was Assistant Fund Manager from 2001 to 2004; and has been Fund Manager since 2004. Education: B.S., The Wharton School of the University of Pennsylvania.

Marilyn G. Fedak, CFA, Chief Investment Officer and Chairman of the Bernstein U.S. Equity Investment Policy Group and an officer of Alliance Capital Management L.P. She has worked in investment management since 1972; has managed investment portfolios for Bernstein and its predecessor since 1984; and has comanaged the Bernstein portion of the Fund since 1999. Ms. Fedak has authority to make investment decisions independently or jointly with the other comanager.
Education: B.A., Smith College; M.B.A., Harvard Business School.

John D. Phillips, Jr., CFA, Senior Portfolio Manager at Bernstein and an officer of Alliance Capital Management L.P. He has worked in investment management since 1972; has been with Bernstein and its predecessor since 1994; and has comanaged the Bernstein portion of the Fund since 2003. Mr. Phillips has authority to make investment decisions independently or jointly with the other comanager.
Education: B.A., Hamilton College; M.B.A., Harvard Business School.

2006 The Vanguard Group, All Rights Reserved
Vanguard Marketing Corporation, Distributor.                       PS022  022006

[SHIP LOGO VANGUARD(R)]

                         VANGUARD(R) WINDSOR(TM) II FUND
              SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2006

Effective immediately, the Plain Talk About The Fund's Portfolio Managers is restated as follows:

                                PLAIN TALK ABOUT
                          The Fund's Portfolio Managers

The managers primarily responsible for the day-to-day management of the Fund are:

Jeffrey M. Shaw, Chairman, Chief Investment Officer, and Co-Founder of Armstrong Shaw. He has worked in investment management since 1984 and has managed the Fund since 2006. Education: B.S., Princeton University; M.B.A., Harvard Business School.

James P. Barrow, Founding Partner of Barrow, Hanley. He has managed investment portfolios since 1963; has been with Barrow, Hanley since 1979; and has managed the Fund since 1985. Education: B.S., University of South Carolina.

Ronald J. Ulrich, Chairman, Chief Investment Officer, and Founder of Equinox. He has worked in investment management since 1973; has been with Equinox since 1989; and has managed the Fund since 1991. Education: B.S., Lehigh University; M.B.A., New York University.

George H. Davis, Jr., Chief Executive Officer and Portfolio Manager of Hotchkis & Wiley. He has worked in investment management since 1983; has been with Hotchkis & Wiley since 1988; and has comanaged the Hotchkis & Wiley portion of the Fund since 2003. Mr. Davis has authority to make investment decisions jointly with the other comanager. Education: B.A. and M.B.A., Stanford University.

Sheldon J. Lieberman, Principal and Portfolio Manager of Hotchkis & Wiley. He has worked in investment management since 1986; has been with Hotchkis & Wiley since 1994; and has comanaged the Hotchkis & Wiley portion of the Fund since 2003. Mr. Lieberman has authority to make investment decisions jointly with the other comanager. Education: B.A., University of California Los Angeles; M.B.A., California State University, Northridge.

Melvin Tukman, President, Director, and Founder of Tukman. He has worked in investment management since 1971; has been with Tukman since 1980; and has comanaged the Tukman portion of the Fund since 1991. Mr. Tukman has authority to make investment decisions independently or jointly with the other comanager.
Education: A.B., Hunter College; M.B.A., Harvard Business School.

Daniel L. Grossman, Vice President and Portfolio Manager of Tukman. He has worked in investment management since 1978; has been with Tukman since 1982; and has comanaged the Tukman portion of the Fund since 1991. Mr. Grossman has authority to make investment decisions independently or jointly with the other comanager. Education: B.A., Yale University; M.B.A., Stanford University.

James D. Troyer, CFA and Principal of Vanguard. He has worked in investment management since 1979 and has managed the Fund since 2006. Education: A.B., Occidental College.



































2006 The Vanguard Group, All Rights Reserved
Vanguard Marketing Corporation, Distributor.                       PSC73  022006